OPERATING LEASES	12 Months Ended
Dec. 31, 2017
Leases1 [Abstract]
OPERATING LEASES
OPERATING LEASES
Leases as lessee
Operating lease rentals are payable as follows:

December 31 ($ millions)	2017	2016
Less than 1 year	95	101
Between 1 and 5 years	379	383
More than 5 years	270	327
	744	811

The Company leases a number of offices, warehouses, vehicles, land and rail cars under operating leases. The leases run for a period of one to 12 years, with an option to renew the lease after that date. The Company has sublet office space and rail cars up to 2027 and has contracted sub-lease payments for a minimum of $90 million over the term. The amounts shown in the table above are presented gross.
Leases as lessor
Operating lease revenues are receivable as follows:

December 31 ($ millions)	2017	2016
Less than 1 year	62	61
Between 1 and 5 years	246	247
More than 5 years	702	763
	1,010	1,071

The Company’ lease revenues are generated through minimum payments for certain pipeline assets that are contracted exclusively for use by a single customer. Minimum lease payments received are amortized over the term of the lease. The carrying value of property, plant and equipment under lease is $484 million (December 31, 2016: $461 million). Total revenue earned from minimum lease payments was $61 million in 2017 (2016: $55 million) and from contingent lease payments was $21 million (2016: $26 million).